Investments in affiliates and investments in available-for-sale securities - Navios Containers (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended				5 Months Ended	6 Months Ended
	Mar. 13, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Jun. 08, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Investments In And Advances To Affiliates [Line Items]
Equity in net (losses)/earnings of affiliated companies		$ (3,025)		$ (3,775)			$ (9,489)	$ 1,307
Investments in affiliates		174,263		189,195			174,263	189,195	$ 183,160
Navios Partners
Investments In And Advances To Affiliates [Line Items]
Partners' Capital Account, Units, Sold in Private Placement			1,370,044		2,040,000
Equity in net (losses)/earnings of affiliated companies		$ 473		473			$ 946	946
Navios Containers
Investments In And Advances To Affiliates [Line Items]
Investments on the equity	$ 500					$ 5,000
Ownership percentage of Navios Holdings		3.10%					3.10%
Equity in net (losses)/earnings of affiliated companies		$ 142		$ 88			$ 244	$ 88
Investments in affiliates		5,905					5,905		$ 5,161
Market value of the investment		$ 5,891					$ 5,891
Navios Containers | Common units
Investments In And Advances To Affiliates [Line Items]
Partners' Capital Account, Units, Sold in Private Placement						10,057,645
Price per share offered						$ 5
Proceeds from Issuance of Private Placement						$ 50,288
Navios Containers | Warrants
Investments In And Advances To Affiliates [Line Items]
Ownership interest		1.70%				1.70%	1.70%
Exercise price						$ 5
Warrants And Rights Outstanding Term						5 years
Navios Containers | Navios Partners
Investments In And Advances To Affiliates [Line Items]
Consolidation Less Than Wholly Owned Subsidiary Parent Ownership Interest Changes Purchase Of Interest By Parent						$ 30,000
Navios Containers | Navios Partners | Warrants
Investments In And Advances To Affiliates [Line Items]
Ownership percentage						6.80%